Prepayments and Other Current Assets - Summary of prepayments and other current assets (Detail)		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Advance deposit for intent acquisition	[1]	¥ 100,000,000		¥ 0
Prepaid rental fees		656,011		0
Prepayments of services		300,000		34,672
Receivables of over-paid income tax		193,015		0
Others		318,898		6,440
Total		¥ 101,467,924	$ 15,922,531	¥ 41,112

[1]	On July 27, 2021, the Group entered into investment cooperation agreement with Beijing Shangkun Education Technology Development Co., Ltd. (“Beijing S.K.”). Pursuant to the agreement, the Group prepaid RMB100,000,000 for the intent acquisition of Beijing S.K. The closing of the acquisition is subject to satisfaction of certain closing conditions, including but not limited to completion of internal restructuring of Beijing S.K. under the supervision of the Group, which is expected to complete within one year after signing of the agreement (See Note 19).